Restricted Stock Units ('RSUs') Awards	12 Months Ended
Dec. 31, 2022
Restricted Stock Units ('RSUs') Awards [Abstract]
Disclosure of share-based payment arrangements [text block]

18	Restricted Stock Units ('RSUs') Awards
The Group has granted RSUs to its executives and employees as part of a long-term Employee Incentive Package ("EIP"). The Board of Directors is charged with determining who receives awards, granting awards and setting terms and conditions. They also have the ability to delegate these powers to other committees or officers of Super Group.
The total shares available to award under the plan is 43,312,150 (“Share Reserve”). The Share Reserve increases by 3% annually beginning on January 1, 2022 through 2031. The Share Reserve is a limit on the number of shares that may be issued from awards that were granted under this Plan and does not the limit the granting of awards. The Company will keep available at all times the number of shares reasonably required to satisfy its obligations to issue shares pursuant to such awards. Shares issued under the plan will be new shares.
RSUs are subjected to vesting, issuance and forfeiture conditions. All the awards granted to date by the Group have a 3-year vesting period, in which 1/3 of the RSUs vest on each of the first, second and third anniversaries of the Vesting Commencement Date, subject to the plan participant continuously remaining at the Group, save in the event of death.
The shares provided under the RSUs awards are entitled for dividend rights and will be settled upon vesting. No rights of a shareholder are given to RSU holders until the RSUs are settled in shares of the Company.
The table below summarizes the key conditions of the awards outstanding as at December 31, 2022:

Plan	Grant date	Vesting commencement Date	Fair value at grant date (USD)	Total RSUs awarded	Terminated RSUs	Vested RSUs
RSU EIP 2021	May 31, 2022	December 31, 2022	7.00	6,704,500	342,500	2,094,504
RSU Executive Plan 2022	November 16, 2022	January 31, 2023	3.63	781,620	—	—
RSU EIP 2022	December 1, 2022	January 31, 2023	3.10	888,942	—	—
				8,375,062	342,500	2,094,504

18	Restricted Stock Units ('RSUs') Awards (continued)
The RSU expense, excluding payroll taxes, for the year ended December 31, 2022 was €24.3 million (2021: nil) (2020: nil), which includes an one off RSU expense of €23.1 million (2021: nil) (2020: nil) related to awards following the Transaction. The total fair value of the RSUs vested during the year ended December 31, 2022 was €5.9 million (2021: nil).
The total unrecognized compensation cost related to outstanding RSUs as of December 31, 2022, including payroll and employee income tax, was €23.4 million (2021: nil). The unrecognized expense is expected to be recognized over a weighted average period of 1.3 years (2021: nil).